Acquisition	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Acquisition	Acquisition
Business Combination – WHOW Games
On July 14, 2025, the Company completed its acquisition of WHOW Games GmbH (“WHOW Games”), a German casino game operator, which is now a direct, wholly-owned subsidiary of DDI-US. The results of operations of WHOW Games have been included in the consolidated financial statements from the acquisition date. Accordingly, the acquisition effect should be considered when comparing the Company’s consolidated financial statements as of and for the six months ended June 30, 2026 and 2025.
In connection with the acquisition, the Company recognized certain goodwill and intangible assets. For further details of the business combination, please refer to Note 30 to the consolidated financial statements as of and for the year ended December 31, 2025 contained in the Company’s Annual Report on Form 20-F filed with the SEC on March 31, 2026.